Fair Value of Financial Instruments (Details) - Summary of Activity for Level 3 Fair Value Measurements - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2019
Notes Payable Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 21,522
Proceeds		18,112
Changes in fair value	105	3,410
Settlements/expiration
Balance	21,627
Notes Payable Excluding Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	32,222
Proceeds	30,000	42,117
Changes in fair value	8,843	11,773
Settlements/expiration		(21,668)
Balance	71,065
Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		43,239
Proceeds
Changes in fair value
Settlements/expiration		(43,239)
Balance
The 9 Conditional Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	5,000
Proceeds		5,000
Changes in fair value	(3,872)
Settlements/expiration
Balance	$ 1,128